Fair Value Measurements - Financial Instruments Based on Observable Inputs (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Oct. 20, 2020	Jul. 02, 2020
Senior Notes | Senior Notes Due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	4.875%	4.875%		4.875%
Junior Subordinated Debt | Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	6.625%	6.625%	6.625%
Fair Value | Level 2 | Subordinated Debt | 7.750% Subordinated notes due 2055
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 427.3	$ 0.0
Fair Value | Level 2 | Senior Notes | 4.875% Senior notes due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	330.6	319.7
Fair Value | Level 2 | Junior Subordinated Debt | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	124.7	123.2
Fair Value | Level 2 | Preference securities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	0.0	57.2
Carrying Value | Level 2 | Subordinated Debt | 7.750% Subordinated notes due 2055
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	393.4	0.0
Carrying Value | Level 2 | Senior Notes | 4.875% Senior notes due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	326.2	325.6
Carrying Value | Level 2 | Junior Subordinated Debt | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	123.3	123.3
Carrying Value | Level 2 | Preference securities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 0.0	$ 58.4